Equity Total Comprehensive Income, Equity and their Components (Parenthetical) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Stockholders Equity Note [Line Items]
Dividends on noncontrolling interest units	$ 0.6950	$ 0.6600	$ 1.3900	$ 1.3200